INVENTORY	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
INVENTORY
INVENTORY

	2018	2017
Product inventory	$297	$285
Materials and supplies	658	609
	$955	$894

The Company recorded a write-down of its product inventory of $13 million from cost to net realizable value as at December 31, 2018 (2017 - $33 million).